UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Christopher Weil & Company Core Investment Fund

		Schedule of Investments
		August 31, 2012 (Unaudited)

Shares/Principal Amount			Fair Value	% of Net Assets

COMMON STOCKS

CONSUMER DISCRETIONARY

General Building Contractors - Residential Buildings
18,664	Lennar Corporation		$ 605,274

Leather & Leather Products
5,117	Coach, Inc.		297,451

Men's & Boys' Furnishings, Work Clothing, & Allied Garments
1,635	Ralph Lauren Corporation		259,393

Retail - Building Materials, Hardware, Garden Supply
2,945	Tractor Supply Company		281,189

Retail - Eating & Drinking Places
11,031	Starbucks Corporation		547,248

Retail - Eating Places
2,790	Panera Bread Company *		432,171
4,351	Yum! Brands, Inc.		277,246
			709,417

Retail - Family Clothing Stores
7,063	Ross Stores, Inc.		488,689

Retail - Miscellaneous Shopping Goods Stores
9,263	HSN, Inc.		417,113

Rubber & Plastics Footwear
2,518	NIKE, Inc. Class B		245,152

Television Broadcasting Stations
7,550	CBS Corporation		274,367

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies
5,331	LKQ Corporation *		201,192

Total for Consumer Discretionary			4,326,485	17.53%

CONSUMER STAPLES

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
4,953	The J.M. Smucker Company		420,856

Miscellaneous Chemical Products
6,528	WD-40 Company		318,632

Perfumes, Cosmetics & Other Toilet Preparations
4,461	Colgate-Palmolive Company		474,249

Retail - Variety Stores
1,000	Target Corporation		64,090
7,357	Wal-Mart Stores, Inc.		534,118
			598,208

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
5,293	The Procter & Gamble Company		355,637

Total for Consumer Staples			2,167,582	8.78%

ENERGY

Crude Petroleum & Natural Gas
6,851	Noble Energy, Inc.		602,203
6,800	Occidental Petroleum Corporation		578,068
			1,180,271

Petroleum Refining
5,415	Chevron Corporation		607,346
10,760	ConocoPhillips		611,060
3,715	Phillips 66		156,030
			1,374,436

Total for Energy			2,554,707	10.35%

FINANCIALS

National Commercial Banks
7,980	The PNC Financial Services Group, Inc.		496,037
14,896	U.S. Bancorp		497,675
12,855	Wells Fargo & Company		437,456
			1,431,168

Total for Financials			1,431,168	5.80%

HEALTH CARE

Orthopedic, Prosthetic & Surgical Appliances & Supplies
844	Intuitive Surgical, Inc. *		415,071

Pharmaceutical Preparations
7,465	Abbott Laboratories		489,256
4,250	Allergan, Inc.		366,052
19,573	Bristol-Myers Squibb Company		646,105
16,800	Hospira, Inc. *		564,144
1,670	Perrigo Company		183,650
			2,249,207

Total for Health Care			2,664,278	10.79%

INDUSTRIALS

Construction Machinery & Equipment
5,600	Caterpillar Inc.		477,848

Farm Machinery & Equipment
6,635	Deere & Company		498,355

Railroads, Line-Haul Operating
7,122	Kansas City Southern *		550,744
4,221	Union Pacific Corporation		512,598
			1,063,342

Total for Industrials			2,039,545	8.26%

INFORMATION TECHNOLOGY

Computer & Office Equipment
3,633	International Business Machines Corporation		707,890

Computer Communications Equipment
2,650	F5 Networks, Inc. *		258,348

Computer Storage Devices
13,583	EMC Corporation *		357,097

Electronic Computers
1,323	Apple Inc.		880,112

Radio & TV Broadcasting & Communications Equipment
12,291	QUALCOMM Incorporated		755,405

Retail - Retail Stores, NEC
1,400	IAC/InterActiveCorp *		72,576

Services - Business Services, NEC
8,895	FleetCor Technologies, Inc. *		384,086
1,100	MasterCard Incorporated		465,190
			849,276

Services-Computer Integrated Systems Design
7,200	MICROS Systems, Inc. *		364,752

Services - Computer Programming, Data Processing, Etc.
944	Google Inc. *		646,725

Services - Prepackaged Software
9,000	The Active Network, Inc.		101,340
10,155	Intuit Inc.		594,474
			695,814

Total for Information Technology			5,587,995	22.65%

MATERIALS

Industrial Inorganic Chemicals
3,707	Praxair, Inc.		391,089

Metal Mining
3,300	Freeport-McMoRan Copper & Gold Inc.		119,163

Paints, Varnishes, Lacquers, Enamels & Allied Products
4,380	PPG Industries, Inc.		481,888

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
3,758	Ecolab Inc.		240,625

Total for Materials			1,232,765	4.99%

TELECOMMUNICATION SERVICES

Telephone Communications (No Radiotelephone)
17,191	BCE Inc. (Canada)		764,827

Total for Telecommunication Services			764,827	3.10%

UTILITIES

Electric & Other Services Combined
10,500	Duke Energy Corporation		680,190
10,500	PG&E Corporation		455,805
			1,135,995

Total for Utilities			1,135,995	4.60%

Total for Common Stock (Cost $22,297,087)			$ 23,905,347	96.85%

PURCHASED PUT OPTIONS		Shares Subject
Expiration Date/Exercise Price		to Put

CBS Corporation *		3,800	$ 2,660
January 2013 Puts @ 30.00

Dollar Tree, Inc. *		3,600	12,600
January 2013 Puts @ 48.75

Financial Select Sector SPDR *		16,000	8,160
January 2013 Puts @ 14.00

International Business Machines Corporation *		1,600	16,080
January 2013 Puts @ 195.00

Lennar Corporation *		9,300	14,043
January 2013 Puts @ 27.50

S&P 500 Index *		5,500	121,000
December 2012 Puts @ 1,275.00

Ross Stores Inc. *		3,500	4,900
January 2013 Puts @ 60.00

The Sherwin-Williams Company *		1,800	3,420
January 2013 Puts @ 115.00

The TJX Companies, Inc. *		4,300	4,085
January 2013 Puts @ 40.00

Total for Put Options (Premiums Paid - $675,657)			186,948	0.76%

MONEY MARKET FUNDS
575,745	Invesco Short Term Investments Treasury Class I 0.02%***		575,745	2.33%
(Cost $575,745)

Total Investment Securities			24,668,040	99.94%
	(Cost $23,548,489)

Other Assets In Excess of Liabilities			14,354	0.06%

Net Assets			$ 24,682,394	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at August 31, 2012.

See accompanying notes to Schedule of Investments

Christopher Weil & Company Global Dividend Fund

	Schedule of Investments
	August 31, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

CONSUMER DISCRETIONARY

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
21,730	Hasbro, Inc.	$ 815,092

Total for Consumer Discretionary		815,092	3.41%

CONSUMER STAPLES

Beverages
4,326	Diageo plc **	472,486
9,420	PepsiCo, Inc.	682,291
		1,154,777

Cigarettes
12,895	Altria Group, Inc.	437,914

Converted Paper & Paperboard Products (No Containers/Boxes)
7,256	Kimberly-Clark Corporation.	606,602

Food And Kindred Products
16,210	Kraft Foods Inc.	672,877
25,782	Unilever plc **	925,058
		1,597,935

Malt Beverages
14,350	Molson Coors Brewing Company	639,149

Total for Consumer Staples		4,436,377	18.57%

ENERGY

Crude Petroleum & Natural Gas
16,351	TOTAL S.A. **	815,261

Petroleum Refining
3,562	Chevron Corporation	399,514

Total for Energy		1,214,775	5.08%

FINANCIALS

Savings Institution, Federally Chartered
19,492	HSBC Holdings plc **	850,436

Total for Financials		850,436	3.56%

HEALTH CARE

Pharmaceutical Preparations
13,605	AstraZeneca plc **	636,578
12,653	Bristol-Myers Squibb Company	417,675
12,092	GlaxoSmithKline plc **	550,065
16,243	Merck & Co., Inc.	699,261
28,533	Pfizer Inc.	680,797
16,309	Sanofi S.A. **	667,854
		3,652,230

Total for Health Care		3,652,230	15.29%

INDUSTRIALS

Converted Paper & Paperboard Products (No Containers/Boxes)
23,831	Avery Dennison Corporation	744,242

Electronic & Other Electrical Equipment (No Computer Equip)
43,867	General Electric Company	908,486
40,687	Koninklijke Philips Electronics N.V. **	930,512
		1,838,998

Total for Industrials		2,583,240	10.81%

INFORMATION TECHNOLOGY

Semiconductors & Related Devices
23,141	Intel Corporation	574,591

Total for Information Technology		574,591	2.40%

MATERIALS

Cement, Hydraulic
35,804	CRH plc **	629,076

Chemicals - Diversified
8,693	BASF Aktiengesellschaft **	673,447
12,266	E.I. du Pont de Nemours and Company	610,233
		1,283,680

Total for Materials		1,912,756	8.01%

TELECOMMUNICATION SERVICES

Radiotelephone Communications
22,898	Vodafone Group plc **	662,210

Telephone Communications (No Radiotelephone)
12,932	AT&T Inc.	473,828
7,689	BCE Inc. (Canada)	342,084
18,336	BT Group plc **	632,409
42,568	France Telecom S.A. **	591,695
57,437	Telefonica S.A. **	721,409
10,177	Verizon Communications Inc.	437,000
		3,198,425

Total for Telecommunication Services		3,860,635	16.16%

UTILITIES

Electric Services
24,139	Huaneng Power International, Inc. **	667,926
26,539	PPL Corporation	778,389
		1,446,315

Total for Utilities		1,446,315	6.05%

Total for Common Stock (Cost $20,254,011)		$ 21,346,447	89.34%

MONEY MARKET FUNDS
2,491,356	Invesco Short Term Investments Treasury Class I 0.02%***	2,491,356	10.43%
(Cost $2,491,356)

Total Investment Securities		23,837,803	99.77%
	(Cost $22,745,367)

Other Assets In Excess of Liabilities		55,018	0.23%

Net Assets		$ 23,892,821	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at August 31, 2012.

See accompanying notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND AND

CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND

August 31, 2012

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at August 31, 2012 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                Christopher Weil & Company      Christopher Weil & Company

                                                                                                                                             Core Investment Fund                   Global Dividend Fund

Cost of Investments

     $23,548,489

                                  $22,745,367

Gross Unrealized Appreciation

                                                         $1,993,532

                                                                  $1,544,405

Gross Unrealized Depreciation

 ($873,981)

                        ($451,969)

Net Unrealized Appreciation

   (Depreciation) on Investments

      $1,119,551

                     $1,092,436

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Funds’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period, the Funds did not incur any interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

ORGANIZATIONAL & OFFERING EXPENSES: All costs incurred by the Funds in connection with the organization, offering and initial registration of the Funds, principally professional fees, were paid on behalf of the Funds by the Funds’ investment advisor (“Advisor”) and will not be borne by the Funds.

EXPENSES: Expenses incurred by PFS Funds (the “Trust”) that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

OTHER: The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, an option position, is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the option position. When a bid price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 or level 3 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of August 31, 2012:

Christopher Weil & Company Core Investment Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$23,905,347	$0	$0	$23,905,347
Options Purchased	0	186,948	0	186,948
Money Market Funds	575,745	0	0	575,745
Total	$24,481,092	$186,948	$0	$24,668,040

Christopher Weil & Company Global Dividend Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,346,447	$0	$0	$21,346,447
Money Market Funds	2,491,356	0	0	2,491,356
Total	$23,837,803	$0	$0	$23,837,803

Refer to each Fund’s Schedule of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended August 31, 2012. There were no transfers into or out the levels during the three month period ended August 31, 2012. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. DERIVATIVES

Core Investment Fund invested in derivatives during the period June 1, 2012 through August 31, 2012. Global Dividend Fund did not invest in derivatives during the period June 1, 2012 through August 31, 2012.  The following information summarizes Core Investment Fund’s (defined as the “Fund” for Note 4) use of derivatives:

Transactions in written call options during the period June 1, 2012 through August 31, 2012 were as follows:

         Number of

 Premiums

          Contracts

              Received

Options outstanding at June 1, 2012

     25

                 $4,950

Options written

       0

                       $0

Options expired

    (25)

                ($4,950)

Options exercised

                   0

                       $0

Options Terminated                                                                                       0                          $0

Options outstanding at August 31, 2012

                   0                          $0

As of August 31, 2012, the fair value of long positions which served as collateral for call options written was $0.

Transactions in purchased put options during the period June 1, 2012 through August 31, 2012 were as follows:

Number of

 Premiums

             Contracts

              Received

Options outstanding at June 1, 2012

     467

              $181,944

Options purchased

      73

              $529,760

Options terminated in closing purchase transactions

                 (46)

                           ($36,047)

Options expired

                                0

                        $0

Options exercised                                                                                          0                          $0

Options outstanding at August 31, 2012

                 494                $675,657

The locations on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, are as follows:

                                                  Asset

     Liability

                                               Derivatives

                           Derivatives

Options Purchased:

Written Options

Included In Investments in           $186,948

Securities at Fair Value          $0

Fair Value

Realized and unrealized gains and losses on derivatives contracts entered into during the period June 1, 2012 through August 31, 2012 by the Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                    Unrealized

Equity Contracts           Location             Gain/(Loss)                   Location

                   Gain/(Loss)

Put Options

        Net Realized                                     Change In Unrealized

Purchased              Gain on Options           $6,864          Appreciation/(Depreciation)      ($489,495)

                                  Purchased                                          on Options Purchased

Call Options

        Net Realized

    Change In Unrealized

Written

     Gain on Options

    $4,950          Appreciation/(Depreciation)        ($4,825)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:           10/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:           10/25/12

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:           10/25/12